Other Assets and Prepaid Expenses - Summary of Other Assets, Non-current (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other Assets, Noncurrent [Abstract]
Deferred tax assets	$ 5,317	$ 4,658
Other assets	$ 5,317	$ 4,658